UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code:
Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009

ITEM 1. REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JUNE 30, 2009

Legg Mason Partners
Variable Strategic Bond
Portfolio

Managed by WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks to maximize total return, consistent with the preservation of capital.

Portfolio name change

During the fourth quarter of 2009, it is expected that the Portfolio’s name will change to Legg Mason Western Asset Variable Strategic Bond Portfolio. There will be no change in the Portfolio’s investment objective or investment policies as a result of the name change.

What’s inside

Letter from the chairman	I

Portfolio at a glance	1

Portfolio expenses	2

Schedule of investments	4

Statement of assets and liabilities	20

Statement of operations	21

Statements of changes in net assets	22

Financial highlights	23

Notes to financial statements	25

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Portfolio’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

Dear Shareholder,

The U.S. economy remained weak during the six-month reporting period ended June 30, 2009. Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2008 U.S. gross domestic product (“GDP”)i contracted 2.7% and 5.4%, respectively. Economic contraction has continued in 2009 as GDP fell 6.4% during the first quarter and the advance estimate for the second quarter is a 1.0% decline. The economy’s more modest contraction in the second quarter was due, in part, to smaller declines in exports and business spending.

The U.S. recession, which began in December 2007, now has the dubious distinction of being the lengthiest since the Great Depression. Contributing to the economy’s troubles has been extreme weakness in the labor market. Since December 2007, approximately six and a half million jobs have been shed and we have experienced eighteen consecutive months of job losses. In addition, the unemployment rate continued to move steadily higher, rising from 9.4% in May to 9.5% in June 2009, to reach its highest rate since August 1983.

Another strain on the economy, the housing market, may finally be getting closer to reaching a bottom. After plunging late in 2008, new single-family home starts have been fairly stable in recent months and, while home prices have continued to fall, the pace of the decline has moderated somewhat. Other recent economic news also seemed to be “less negative.” Inflation remained low, manufacturing contracted at a slower pace and inventory levels were drawn down.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. After reducing the federal funds rateiii from 5.25% in August 2007 to a range of 0 to 1/4 percent in December 2008—a historic low—the Fed has maintained this stance thus far in 2009. In conjunction with its June meeting, the Fed stated that it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions are likely

Legg Mason Partners Variable Strategic Bond Portfolio   I

Letter from the chairman continued

to warrant exceptionally low levels of the federal funds rate for an extended period.”

In addition to maintaining extremely low short-term interest rates, the Fed took several actions to improve liquidity in the credit markets. Back in September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets. More recently, the Fed has taken additional measures to thaw the frozen credit markets, including the purchase of debt issued by Fannie Mae and Freddie Mac, as well as introducing the Term Asset-Backed Securities Loan Facility (“TALF”). In March 2009, the Fed continued to pursue aggressive measures as it announced its intentions to:

•	Purchase up to an additional $750 billion of agency mortgage-backed securities, bringing its total purchases of these securities to up to $1.25 trillion in 2009.

•	Increase its purchases of agency debt this year by up to $100 billion to a total of up to $200 billion.

•	Buy up to $300 billion of longer-term Treasury securities over the next six months.

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September 2008. In October, the Treasury’s $700 billion Troubled Asset Relief Program (“TARP”) was approved by Congress and signed into law by former President Bush. Then, in March 2009, Treasury Secretary Geithner introduced the Public-Private Partnership Investment Program (“PPIP”), which is intended to facilitate the purchase of troubled mortgage assets from bank balance sheets. President Obama has also made reviving the economy a priority in his administration, the cornerstone thus far being the $787 billion stimulus package that was signed into law in February 2009.

Both short- and long-term Treasury yields fluctuated during the reporting period. This was often prompted by changing perceptions regarding the economy, future Fed policy decisions and the government’s initiatives to stabilize the financial system. When the period began, Treasury yields were extremely low, given numerous “flights to quality” in 2008 that were triggered by the financial crisis. After starting the period at 0.76% and 2.25%, respectively, two- and ten-year Treasury yields drifted even lower (and their prices higher) in mid-January 2009. Yields then generally moved higher (and their prices lower) until early June. Two- and ten-year yields peaked at 1.42% and 3.98%, respectively, before falling and ending the reporting period at 1.11% and 3.53%. Over the six months ended June 30,

II   Legg Mason Partners Variable Strategic Bond Portfolio

2009, longer-term yields moved higher than their shorter-term counterparts due to fears of future inflation given the government’s massive stimulus program. In a reversal from 2008, investor risk aversion faded as the six-month reporting period progressed, driving spread sector (non-Treasury) prices higher. For the six-month period ended June 30, 2009, the Barclays Capital U.S. Aggregate Indexiv returned 1.90%.

The high-yield bond market produced outstanding results over the six months ended June 30, 2009. After generating poor results in 2008, the asset class posted positive returns during five of the six months of the reporting period. This strong rally was due to a variety of factors, including signs that the frozen credit markets were thawing, some modestly better economic data and increased demand from investors searching for higher yields. All told, over the six months ended June 30, 2009, the Citigroup High Yield Market Indexv returned 28.60%.

Emerging market debt prices rallied sharply—posting positive returns during five of the six months of the reporting period. This was triggered by firming and, in some cases, rising commodity prices, optimism that the worst of the global recession was over and increased investor risk appetite. Over the six months ended June 30, 2009, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vi returned 14.56%.

Performance review
For the six months ended June 30, 2009, Class I shares of Legg Mason Partners Variable Strategic Bond Portfolio1 returned 8.08%. The Portfolio’s unmanaged benchmark, the Barclays Capital U.S. Aggregate Index, returned 1.90% for the same period. The Lipper Variable General Bond Funds Category Average2 returned 8.03% over the same time frame.

1 The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.
2 Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 64 funds in the Portfolio’s Lipper category.

Legg Mason Partners Variable Strategic Bond Portfolio   III

Letter from the chairman continued

   PERFORMANCE SNAPSHOT as of June 30, 2009 (unaudited)

6 MONTHS
(not annualized)
Variable Strategic Bond Portfolio[1] — Class I Shares	8.08%

Barclays Capital U.S. Aggregate Index	1.90%

Lipper Variable General Bond Funds Category Average[2]	8.03%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Class II shares returned 7.94% over the six months ended June 30, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2009 for Class I and II shares were 5.13% and 4.97%, respectively. Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yields for Class I and II shares would have been 5.13% and 1.10%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

   TOTAL ANNUAL OPERATING EXPENSES (unaudited)

As of the Portfolio’s most current prospectus dated April 30, 2009, the gross total operating expense ratios for Class I and Class II shares were 0.86% and 1.25%, respectively.

As a result of expense limitations, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.00% for Class I shares and 1.25% for Class II shares. These expense limitations may be reduced or terminated at any time.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

A special note regarding increased market volatility
Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid—sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and

1 The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.
2 Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 64 funds in the Portfolio’s Lipper category.

IV   Legg Mason Partners Variable Strategic Bond Portfolio

a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your portfolio
Important information with regard to certain regulatory developments that may affect the Portfolio is contained in the Notes to Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
 Chairman, President and Chief Executive Officer

July 31, 2009

Legg Mason Partners Variable Strategic Bond Portfolio   V

Letter from the chairman continued

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.

vi	The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

VI   Legg Mason Partners Variable Strategic Bond Portfolio

Portfolio at a glance (unaudited)

   INVESTMENT BREAKDOWN (%) As a percent of total investments

Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report   1

Portfolio expenses (unaudited)

Example
As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2009 and held for the six months ended June 30, 2009.

Actual expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

   BASED ON ACTUAL TOTAL RETURN1

		BEGINNING	ENDING	ANNUALIZED	EXPENSES
	ACTUAL	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
	TOTAL RETURN[2]	VALUE	VALUE	RATIO	THE PERIOD[3]
Class I	8.08%	$1,000.00	$1,080.80	0.94%	$4.86

Class II	7.94	1,000.00	1,079.40	1.25	6.44

[1]	For the six months ended June 30, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2   Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report

Hypothetical example for comparison purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

   BASED ON HYPOTHETICAL TOTAL RETURN1

	HYPOTHETICAL	BEGINNING	ENDING	ANNUALIZED	EXPENSES
	ANNUALIZED	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
	TOTAL RETURN	VALUE	VALUE	RATIO	THE PERIOD[2]
Class I	5.00%	$1,000.00	$1,020.13	0.94%	$4.71

Class II	5.00	1,000.00	1,018.60	1.25	6.26

[1]	For the six months ended June 30, 2009.

[2]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report   3

Schedule of investments (unaudited)
June 30, 2009

   LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE

CORPORATE BONDS & NOTES — 38.9%

CONSUMER DISCRETIONARY — 3.2%

	Automobiles — 0.0%
	General Motors Corp., Senior Debentures:

$160,000	8.250% due 7/15/23(a)	$20,400

5,000	8.375% due 7/15/33(a)	663

	Total Automobiles	21,063
	Diversified Consumer Services — 0.1%
	Service Corp. International, Senior Notes:

20,000	7.625% due 10/1/18	18,650

35,000	7.500% due 4/1/27	27,650

	Total Diversified Consumer Services	46,300
	Hotels, Restaurants & Leisure — 0.4%
25,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	20,875

80,000	MGM MIRAGE Inc., Notes, 6.750% due 9/1/12	57,200

	Station Casinos Inc.:

15,000	Senior Notes, 7.750% due 8/15/16(a)(b)	5,250

75,000	Senior Subordinated Notes, 6.500% due 2/1/14(a)(b)	1,875

125,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10(c)	117,187

	Total Hotels, Restaurants & Leisure	202,387
	Media — 2.7%
170,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15(a)(b)	21,250

30,000	Cengage Learning Acquisitions Inc., Senior Notes, 10.500% due 1/15/15(c)	24,450

325,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	370,800

100,000	Comcast Cable Communications Inc., Notes, 8.875% due 5/1/17	117,749

	Comcast Corp.:

	Notes:

140,000	6.500% due 1/15/15	148,668

10,000	5.875% due 2/15/18	10,154

10,000	Senior Notes, 6.500% due 1/15/17	10,625

50,000	CSC Holdings Inc., Senior Notes, 6.750% due 4/15/12	48,500

81,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	81,608

75,000	DISH DBS Corp., Senior Notes, 6.625% due 10/1/14	69,375

See Notes to Financial Statements.

4   Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report

   LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Media — 2.7% continued

$60,000	Reed Elsevier Capital Inc., Notes, 8.625% due 1/15/19	$68,284

	Time Warner Cable Inc., Senior Notes:

240,000	8.250% due 4/1/19	272,775

40,000	6.750% due 6/15/39	39,054

70,000	Time Warner Inc., Senior Notes, 7.625% due 4/15/31	68,228

	Total Media	1,351,520
	Multiline Retail — 0.0%
25,609	Neiman Marcus Group Inc., Senior Notes, 9.000% due 10/15/15(d)	15,237

	TOTAL CONSUMER DISCRETIONARY	1,636,507

CONSUMER STAPLES — 0.7%

	Food & Staples Retailing — 0.5%
	CVS Caremark Corp.:

174,893	Pass-Through Certificates, 6.943% due 1/10/30(c)	158,662

70,000	Senior Notes, 6.600% due 3/15/19	74,930

	Total Food & Staples Retailing	233,592
	Food Products — 0.2%
	Dole Food Co. Inc., Senior Notes:

100,000	7.250% due 6/15/10	99,000

27,000	8.875% due 3/15/11	26,460

	Total Food Products	125,460

	TOTAL CONSUMER STAPLES	359,052

ENERGY — 5.6%

	Energy Equipment & Services — 0.1%
55,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	47,300

	Oil, Gas & Consumable Fuels — 5.5%
290,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31	283,719

80,000	Anadarko Petroleum Corp., Senior Notes, 6.450% due 9/15/36	72,130

100,000	Chesapeake Energy Corp., Senior Notes, 6.625% due 1/15/16	88,250

	Compagnie Generale de Geophysique SA, Senior Notes:

15,000	7.500% due 5/15/15	13,838

55,000	7.750% due 5/15/17	50,325

355,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	383,574

	El Paso Corp., Medium-Term Notes:

225,000	7.375% due 12/15/12	217,909

30,000	7.750% due 1/15/32	24,571

80,000	Energy Transfer Partners LP, Senior Notes, 9.000% due 4/15/19	91,508

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report   5

Schedule of investments (unaudited) continued
June 30, 2009
   LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 5.5% continued

$100,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	$97,500

175,000	Gaz Capital SA, Notes, 8.625% due 4/28/34(c)	172,156

	Hess Corp., Notes:

30,000	8.125% due 2/15/19	34,212

20,000	7.875% due 10/1/29	21,750

210,000	7.300% due 8/15/31	217,372

140,000	Intergas Finance BV, Bonds, 6.375% due 5/14/17(c)	107,100

20,000	Kinder Morgan Energy Partners LP, Senior Notes, 6.000% due 2/1/17	19,871

	OPTI Canada Inc., Senior Secured Notes:

40,000	7.875% due 12/15/14	26,100

45,000	8.250% due 12/15/14	29,925

20,000	Peabody Energy Corp., Senior Notes, 6.875% due 3/15/13	19,900

65,000	Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	58,869

80,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16	82,400

40,000	SandRidge Energy Inc., Senior Notes, 9.875% due 5/15/16(c)	38,800

30,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15(a)(b)(c)	1,350

20,000	Tennessee Gas Pipeline Co., Debentures, 7.625% due 4/1/37	20,356

75,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	69,937

	Williams Cos. Inc.:

130,000	Debentures, 7.500% due 1/15/31	114,684

	Notes:

55,000	7.875% due 9/1/21	54,280

174,000	8.750% due 3/15/32	175,300

	Senior Notes:

75,000	7.625% due 7/15/19	74,191

40,000	7.750% due 6/15/31	36,089

	XTO Energy Inc., Senior Notes:

60,000	6.500% due 12/15/18	64,485

10,000	6.750% due 8/1/37	10,473

	Total Oil, Gas & Consumable Fuels	2,772,924

	TOTAL ENERGY	2,820,224

See Notes to Financial Statements.

6   Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report

   LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE

FINANCIALS — 14.9%

	Capital Markets — 2.1%
$100,000	Bear Stearns Co. Inc., Senior Notes, 7.250% due 2/1/18	$105,568

90,000	Credit Suisse Guernsey Ltd., Junior Subordinated Notes, 5.860% due 5/15/17(e)(f)	58,582

190,000	Goldman Sachs Group Inc., Senior Notes, 7.500% due 2/15/19	203,798

490,000	Kaupthing Bank HF, Senior Notes, 7.625% due 2/28/15(a)(b)(c)(g)	39,200

80,000	Lehman Brothers Holdings E-Capital Trust I, Notes, 6.155% due 8/19/65(a)(e)	8

630,000	Lehman Brothers Holdings Inc., Medium-Term Notes, 6.750% due 12/28/17(a)	63

	Morgan Stanley:

80,000	Medium-Term Notes, 1.557% due 10/18/16(e)	64,817

600,000	Subordinated Notes, 4.750% due 4/1/14	567,343

20,000	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13(c)	20,700

	Total Capital Markets	1,060,079
	Commercial Banks — 2.5%
	Glitnir Banki HF:

190,000	Notes, 6.330% due 7/28/11(a)(b)(c)	31,825

170,000	Subordinated Notes, 6.693% due 6/15/16(a)(b)(c)	102

	ICICI Bank Ltd., Subordinated Bonds:

120,000	6.375% due 4/30/22(c)(e)	93,864

118,000	6.375% due 4/30/22(c)(e)	92,287

340,000	Landsbanki Islands HF, Senior Notes, 6.100% due 8/25/11(a)(b)(c)	11,900

75,000	Rabobank Nederland NV, Notes, 11.000% due 6/30/19(c)(e)(f)	83,649

150,000	Resona Preferred Global Securities Cayman Ltd., Junior Subordinated, Bonds, 7.191% due 7/30/15(c)(e)(f)	109,620

160,000	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16(c)(e)	128,756

170,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16(c)(e)(f)	68,070

80,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/1/36(e)	52,098

510,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14	499,619

100,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	74,210

	Total Commercial Banks	1,246,000

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report   7

Schedule of investments (unaudited) continued
June 30, 2009
   LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Consumer Finance — 5.0%
	American Express Co.:

$100,000	Senior Notes, 8.125% due 5/20/19	$103,949

120,000	Subordinated Debentures, 6.800% due 9/1/66(e)	86,512

	Ford Motor Credit Co.:

	Notes:

650,000	7.375% due 10/28/09	644,478

410,000	7.875% due 6/15/10	389,529

183,000	Senior Notes, 5.879% due 6/15/11(e)	158,981

	GMAC LLC:

	Senior Notes:

6,000	7.250% due 3/2/11(c)	5,550

237,000	6.875% due 9/15/11(c)	209,745

291,000	6.625% due 5/15/12(c)	245,895

69,000	7.500% due 12/31/13(c)	54,165

107,000	6.750% due 12/1/14(c)	85,065

12,000	8.000% due 11/1/31(c)	8,520

54,000	Subordinated Notes, 8.000% due 12/31/18(c)	34,830

	SLM Corp., Medium-Term Notes:

160,000	5.000% due 10/1/13	129,535

335,000	5.375% due 5/15/14	269,514

40,000	5.050% due 11/14/14	30,982

50,000	5.625% due 8/1/33	30,862

	Total Consumer Finance	2,488,112
	Diversified Financial Services — 4.4%
200,000	AGFC Capital Trust I, Junior Subordinated Notes, 6.000% due 1/15/67(c)(e)	42,036

160,000	Aiful Corp., Notes, 5.000% due 8/10/10(c)	97,622

	Bank of America Corp.:

100,000	Senior Notes, 7.625% due 6/1/19	100,619

400,000	Subordinated Notes, 5.420% due 3/15/17	332,674

330,000	El Paso Performance-Linked Trust Certificates, Senior Notes, 7.750% due 7/15/11(c)	325,508

	General Electric Capital Corp.:

300,000	Senior Notes, 6.875% due 1/10/39	270,830

300,000	Subordinated Debentures, 6.375% due 11/15/67(e)	200,455

	JPMorgan Chase & Co., Subordinated Notes:

120,000	6.625% due 3/15/12	126,409

See Notes to Financial Statements.

8   Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report

   LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Diversified Financial Services — 4.4% continued

$260,000	5.125% due 9/15/14	$259,033

130,000	5.150% due 10/1/15	128,312

140,000	6.125% due 6/27/17	138,541

200,000	TNK-BP Finance SA, Senior Notes, 7.500% due 7/18/16(c)	171,500

50,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 9.378% due 10/1/15	49,000

	Total Diversified Financial Services	2,242,539
	Insurance — 0.8%
	American International Group Inc.:

140,000	Junior Subordinated Debentures, 6.250% due 3/15/37	36,750

30,000	Medium-Term Notes, 5.850% due 1/16/18	15,894

	MetLife Inc.:

270,000	Junior Subordinated Debentures, 6.400% due 12/15/36	193,556

70,000	Senior Notes, 6.750% due 6/1/16	71,361

130,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/67(e)	104,926

	Total Insurance	422,487
	Real Estate Management & Development — 0.1%
150,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15	42,750

	TOTAL FINANCIALS	7,501,967

HEALTH CARE — 1.8%

	Health Care Providers & Services — 1.1%
50,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	49,250

65,000	DaVita Inc., Senior Notes, 6.625% due 3/15/13	61,588

	HCA Inc.:

	Senior Notes:

14,000	6.300% due 10/1/12	12,915

151,000	5.750% due 3/15/14	121,555

	Senior Secured Notes:

110,000	9.250% due 11/15/16	108,625

34,000	9.625% due 11/15/16(d)	33,745

	Tenet Healthcare Corp., Senior Notes:

75,000	7.375% due 2/1/13	67,875

15,000	6.875% due 11/15/31	9,075

60,000	UnitedHealth Group Inc., Senior Notes, 6.000% due 2/15/18	57,678

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report   9

Schedule of investments (unaudited) continued
June 30, 2009
   LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Health Care Providers & Services — 1.1% continued

	WellPoint Inc., Notes:

$10,000	5.875% due 6/15/17	$9,802

40,000	7.000% due 2/15/19	41,423

	Total Health Care Providers & Services	573,531
	Pharmaceuticals — 0.7%
110,000	Pfizer Inc., Senior Notes, 6.200% due 3/15/19	120,520

60,000	Roche Holdings Inc., Senior Notes, 6.000% due 3/1/19(c)	64,095

150,000	Wyeth, Notes, 5.950% due 4/1/37	155,713

	Total Pharmaceuticals	340,328

	TOTAL HEALTH CARE	913,859

INDUSTRIALS — 1.3%

	Aerospace & Defense — 0.5%
50,000	Boeing Co., Senior Notes, 6.000% due 3/15/19	54,623

175,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	175,875

	Total Aerospace & Defense	230,498
	Airlines — 0.6%
363,024	Delta Air Lines Inc., Pass-Through Certificates, 6.821% due 8/10/22	301,310

	Road & Rail — 0.2%
25,000	Hertz Corp., Senior Notes, 8.875% due 1/1/14	23,125

35,000	Kansas City Southern de Mexico, Senior Notes, 12.500% due 4/1/16(c)	35,700

60,000	RailAmerica Inc., Senior Secured Notes, 9.250% due 7/1/17(c)	58,200

	Total Road & Rail	117,025

	TOTAL INDUSTRIALS	648,833

INFORMATION TECHNOLOGY — 0.1%

	Office Electronics — 0.1%
50,000	Xerox Corp., Senior Notes, 6.400% due 3/15/16	46,061

MATERIALS — 1.8%

	Chemicals — 0.3%
80,000	FMC Finance III SA, Senior Notes, 6.875% due 7/15/17	74,800

75,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	72,000

	Total Chemicals	146,800
	Containers & Packaging — 0.0%
25,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10(a)(b)(g)	0

See Notes to Financial Statements.

10   Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report

   LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Metals & Mining — 1.1%
$190,000	Evraz Group SA, Notes, 8.875% due 4/24/13(c)	$156,750

80,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	80,713

30,000	Rio Tinto Finance Ltd., Notes, 6.500% due 7/15/18	30,068

30,000	Rio Tinto Finance USA Ltd., Senior Notes, 5.875% due 7/15/13	30,215

45,000	Steel Dynamics Inc., Senior Notes, 6.750% due 4/1/15	40,275

	Teck Resources Ltd., Senior Secured Notes:

5,000	9.750% due 5/15/14(c)	5,180

5,000	10.250% due 5/15/16(c)	5,244

10,000	10.750% due 5/15/19(c)	10,767

90,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	85,680

100,000	Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14(c)	91,500

	Total Metals & Mining	536,392
	Paper & Forest Products — 0.4%
190,000	Weyerhaeuser Co., Senior Notes, 6.750% due 3/15/12	190,184

	TOTAL MATERIALS	873,376

TELECOMMUNICATION SERVICES — 5.3%

	Diversified Telecommunication Services — 3.9%
	AT&T Inc.:

	Global Notes:

140,000	5.500% due 2/1/18	140,032

30,000	5.800% due 2/15/19	30,515

110,000	6.550% due 2/15/39	110,162

260,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	266,573

10,000	Intelsat Jackson Holdings Ltd., Senior Notes, 9.500% due 6/15/16(c)	10,100

200,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	209,917

40,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	33,000

120,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	110,100

425,000	Telecom Italia Capital S.p.A., Senior Notes, 5.250% due 10/1/15	410,805

345,000	Verizon Florida Inc., Senior Notes, 6.125% due 1/15/13	357,025

60,000	Verizon New York Inc., Senior Debentures, 6.875% due 4/1/12	63,629

190,000	Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13(c)	173,375

45,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	43,312

	Total Diversified Telecommunication Services	1,958,545

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report   11

Schedule of investments (unaudited) continued
June 30, 2009
   LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Wireless Telecommunication Services — 1.4%
$40,000	America Movil SAB de CV, Senior Notes, 5.625% due 11/15/17	$39,296

40,000	Cricket Communications Inc., Senior Secured Notes, 7.750% due 5/15/16(c)	38,700

	Nextel Communications Inc., Senior Notes:

160,000	6.875% due 10/31/13	133,200

205,000	7.375% due 8/1/15	164,513

30,000	Rogers Communications Inc., Senior Notes, 6.800% due 8/15/18	32,216

325,000	Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12	321,750

	Total Wireless Telecommunication Services	729,675

	TOTAL TELECOMMUNICATION SERVICES	2,688,220

UTILITIES — 4.2%
	Electric Utilities — 1.1%
14,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12	15,016

195,000	Exelon Corp., Bonds, 5.625% due 6/15/35	157,442

285,000	FirstEnergy Corp., Notes, 7.375% due 11/15/31	269,711

130,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	135,304

	Total Electric Utilities	577,473
	Independent Power Producers & Energy Traders — 3.1%
	AES Corp., Senior Notes:

93,000	9.375% due 9/15/10	94,395

17,000	7.750% due 3/1/14	16,193

50,000	7.750% due 10/15/15	46,750

280,000	8.000% due 10/15/17	261,800

45,000	Calpine Construction Finance Co. LP and CCFC Finance Corp., Senior Secured Notes, 8.000% due 6/1/16(c)	43,312

	Dynegy Holdings Inc.:

25,000	Senior Debentures, 7.125% due 5/15/18	17,125

60,000	Senior Notes, 7.750% due 6/1/19	47,025

	Edison Mission Energy, Senior Notes:

110,000	7.200% due 5/15/19	82,500

20,000	7.625% due 5/15/27	12,900

	Energy Future Holdings Corp., Senior Notes:

10,000	10.875% due 11/1/17	7,350

858,600	11.250% due 11/1/17(d)	528,039

	NRG Energy Inc., Senior Notes:

25,000	7.250% due 2/1/14	24,313

See Notes to Financial Statements.

12   Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report

   LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Independent Power Producers & Energy Traders — 3.1% continued

$150,000	7.375% due 2/1/16	$142,312

	TXU Corp., Senior Notes:

80,000	5.550% due 11/15/14	50,914

75,000	6.500% due 11/15/24	37,956

250,000	6.550% due 11/15/34	121,440

	Total Independent Power Producers & Energy Traders	1,534,324

	TOTAL UTILITIES	2,111,797

	TOTAL CORPORATE BONDS & NOTES (Cost — $23,885,349)	19,599,896

ASSET-BACKED SECURITIES — 5.2%

FINANCIALS — 5.2%
	Credit Card — 0.8%
430,000	Washington Mutual Inc. Master Note Trust, 0.349% due 9/16/13(c)(e)	429,364
	Home Equity — 4.3%
109,955	Accredited Mortgage Loan Trust, 0.554% due 9/25/35(e)	78,986

485,138	ACE Securities Corp., 0.484% due 1/25/36(e)	50,845

49,333	Amortizing Residential Collateral Trust, 2.114% due 8/25/32(e)	16,126

293,537	Bear Stearns Asset-Backed Securities Trust, 0.664% due 9/25/34(e)	272,397

89,584	Countrywide Asset-Backed Certificates, 1.564% due 6/25/34(e)	6,560

	Countrywide Home Equity Loan Trust:

583,583	1.070% due 11/15/28(e)(g)	261,270

452,707	0.619% due 12/15/33(c)(e)	72,433

575,693	First Horizon ABS Trust, 0.474% due 10/25/34(e)	140,542

576,991	GMAC Mortgage Corp. Loan Trust, 1.064% due 2/25/31(c)(e)	227,893

70,536	Green Tree Financial Corp., 7.070% due 1/15/29	66,384

195,796	GSAMP Trust, 0.414% due 1/25/36(e)	24,760

333,120	Indymac Home Equity Loan Asset-Backed Trust, 0.484% due 4/25/36(e)	102,220

724,908	Lehman XS Trust, 0.524% due 9/25/46(e)	255,575

372,087	SACO I Trust, 0.484% due 3/25/36(e)	58,647

3,130	Sail Net Interest Margin Notes, 7.750% due 4/27/33(b)(c)	0

610,334	Securitized Asset Backed Receivables LLC, 0.544% due 2/25/37(e)	242,347

676,308	Washington Mutual Inc. Asset-Backed Certificates, 0.564% due 5/25/37(e)	309,411

	Total Home Equity	2,186,396

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report   13

Schedule of investments (unaudited) continued
June 30, 2009
   LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Manufactured Housing — 0.1%
$39,666	Mid-State Trust, 7.340% due 7/1/35	$30,830

	TOTAL ASSET-BACKED SECURITIES (Cost — $6,646,516)	2,646,590

COLLATERALIZED MORTGAGE OBLIGATIONS — 17.3%

541,195	American Home Mortgage Investment Trust, 5.294% due 6/25/45(e)	296,154

760,000	Banc of America Commercial Mortgage Inc., 5.372% due 9/10/45(e)	627,833

399,992	Banc of America Mortgage Securities, 4.803% due 9/25/35(e)	277,653

120,636	Banc of America Mortgage Securities Inc., 5.172% due 12/25/34(e)	91,765

125,000	Commercial Mortgage Asset Trust, 7.350% due 1/17/32(e)	118,805

262,150	Commercial Mortgage Pass-Through Certificates, 5.447% due 7/16/34(c)	259,509

	Countrywide Alternative Loan Trust:

420,180	0.545% due 7/20/35(e)	186,951

495,470	0.644% due 11/20/35(e)	224,540

486,042	0.584% due 1/25/36(e)	212,958

571,426	0.524% due 7/25/36(e)	224,720

338,037	Countrywide Home Loan, Mortgage Pass-Through Trust, 0.614% due 5/25/35(e)	151,943

810,000	Credit Suisse Mortgage Capital Certificates, 5.609% due 2/15/39(e)	657,469

239,352	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 4.973% due 8/25/35(e)	200,822

	Downey Savings & Loan Association Mortgage Loan Trust:

330,564	0.523% due 3/19/45(e)	143,858

467,363	2.260% due 3/19/46(e)	130,861

467,363	2.260% due 3/19/47(e)	111,247

5,815,225	First Union National Bank Commercial Mortgage, IO, 0.814% due 5/17/32(b)(e)	54,634

281,181	GSR Mortgage Loan Trust, 4.431% due 10/25/35(e)	199,606

	Harborview Mortgage Loan Trust:

327,240	0.713% due 11/19/34(e)	166,433

390,254	0.663% due 1/19/35(e)	171,670

721,087	0.523% due 11/19/36(e)	280,454

225,873	Indymac Index Mortgage Loan Trust, 4.714% due 3/25/35(e)	116,099

117,042	Merit Securities Corp., 1.808% due 9/28/32(c)(e)	85,631

See Notes to Financial Statements.

14   Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report

   LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Merrill Lynch/Countrywide Commercial Mortgage Trust:

$760,000	6.156% due 7/12/17(e)	$527,127

740,000	5.810% due 6/12/50(e)	531,306

662,858	Morgan Stanley Mortgage Loan Trust, 5.511% due 3/25/36(e)	339,612

211,276	RBSGC Mortgage Pass-Through Certificates, 0.764% due 1/25/37(e)	82,696

	Residential Accredit Loans Inc.:

221,294	0.674% due 1/25/37(e)	109,013

300,000	0.519% due 9/25/46(e)	53,457

352,318	Sequoia Mortgage Trust, 1.447% due 6/20/33(e)	265,986

420,739	Structured Adjustable Rate Mortgage Loan Trust, 0.634% due 10/25/35(e)	190,064

	Structured Asset Mortgage Investments Inc.:

49,703	4.647% due 8/25/35(e)(g)	21,581

372,271	0.524% due 5/25/36(e)	148,602

214,332	Structured Asset Securities Corp., 0.594% due 4/25/35(e)	182,852

700,000	Washington Mutual Inc., 4.425% due 8/25/35(e)	387,648

	Washington Mutual Inc., Mortgage Pass-Through Certificates:

295,110	5.501% due 9/25/36(e)	178,810

557,348	0.584% due 12/25/45(e)	264,131

305,260	0.604% due 12/25/45(e)	143,058

802,841	2.150% due 7/25/47(e)(g)	152,208

191,321	Wells Fargo Mortgage Backed Securities Trust, 5.241% due 4/25/36(e)	140,684

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $15,792,708)	8,710,450

COLLATERALIZED SENIOR LOAN — 0.4%

INFORMATION TECHNOLOGY — 0.4%
	IT Services — 0.4%
246,250	First Data Corp., Term Loan, 3.065% due 10/15/14(c)(e) (Cost — $238,292)	185,303

MORTGAGE-BACKED SECURITIES — 32.3%
	FHLMC — 6.2%
	Federal Home Loan Mortgage Corp. (FHLMC):

118,245	5.753% due 2/1/37(e)(h)	124,387

666,973	5.897% due 4/1/37(e)(h)	703,499

271,737	5.867% due 5/1/37(e)(h)	285,545

319,204	5.923% due 5/1/37(e)(h)	336,385

669,014	5.558% due 1/1/38(e)(h)	700,629

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report   15

Schedule of investments (unaudited) continued
June 30, 2009
   LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	FHLMC — 6.2% continued

$921,738	Gold, 5.500% due 11/1/35-4/1/38(h)	$953,374

	TOTAL FHLMC	3,103,819
	FNMA — 21.4%
	Federal National Mortgage Association (FNMA):

2,400,000	5.500% due 7/16/24(h)(i)	2,511,374

6,771	8.000% due 7/1/30-9/1/30(h)	7,390

26,344	7.500% due 8/1/30-2/1/31(h)	28,769

2,114,149	5.000% due 6/1/35-2/1/36(h)	2,160,625

376,143	5.500% due 11/1/36(h)	389,128

750,169	6.500% due 6/1/37(h)	800,117

87,654	6.000% due 7/1/38(h)	91,733

4,700,000	5.000% due 7/13/39(h)(i)	4,785,921

	TOTAL FNMA	10,775,057
	GNMA — 4.7%
	Government National Mortgage Association (GNMA):

100,000	5.000% due 7/20/39(i)	101,688

900,000	5.500% due 7/20/39(i)	927,011

1,300,000	6.000% due 7/20/39(i)	1,354,034

	TOTAL GNMA	2,382,733

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $15,902,511)	16,261,609

SOVEREIGN BONDS — 3.1%
	Italy — 0.6%
325,000	Region of Lombardy, 5.804% due 10/25/32	313,553
	Mexico — 0.9%
	United Mexican States, Medium-Term Notes:

145,000	5.875% due 1/15/14	153,337

270,000	5.625% due 1/15/17	274,320

	Total Mexico	427,657
	Russia — 0.5%
175,000	Russian Federation, 11.000% due 7/24/18(c)	252,875
	Supranational — 1.1%
540,000	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12	570,007

	TOTAL SOVEREIGN BONDS (Cost — $1,497,230)	1,564,092

See Notes to Financial Statements.

16   Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report

   LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 6.9%
	U.S. Government Agencies — 4.4%
$400,000	Farmer Mac, Guaranteed Trust, 5.125% due 4/19/17(c)	$421,024

1,000,000	Federal Home Loan Bank (FHLB), 1.050% due 2/23/10	1,004,169

490,000	Federal Home Loan Mortgage Corp. (FHLMC), Senior Notes, 4.375% due 1/25/10(h)	500,811

270,000	Tennessee Valley Authority, Bonds, 5.980% due 4/1/36	288,170

	Total U.S. Government Agencies	2,214,174
	U.S. Government Obligations — 2.5%
	U.S. Treasury Bonds:

1,155,000	3.500% due 2/15/39	999,079

20,000	4.250% due 5/15/39	19,803

	U.S. Treasury Notes:

130,000	3.250% due 5/31/16	130,609

143,000	2.750% due 2/15/19	133,973

2,000	3.125% due 5/15/19	1,935

	Total U.S. Government Obligations	1,285,399

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $3,479,878)	3,499,573

U.S. TREASURY INFLATION PROTECTED SECURITIES — 1.3%

	U.S. Treasury Bonds, Inflation Indexed:

284,978	1.750% due 1/15/28(j)	269,572

357,523	2.500% due 1/15/29	380,762

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $592,916)	650,334

SHARES

COMMON STOCK — 0.0%

INFORMATION TECHNOLOGY — 0.0%
	Computers & Peripherals — 0.0%
1,014	Axiohm Transaction Solutions Inc.(b)(g)* (Cost — $0)	0

PREFERRED STOCKS — 0.2%

FINANCIALS — 0.2%
	Consumer Finance — 0.1%
141	Preferred Blocker Inc., 7.000%(c)	60,648
	Thrifts & Mortgage Finance — 0.1%
10,000	Federal Home Loan Mortgage Corp. (FHLMC), 8.375%(e)(h)*	12,200

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report   17

Schedule of investments (unaudited) continued
June 30, 2009
   LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

SHARES	SECURITY	VALUE
	Thrifts & Mortgage Finance — 0.1% continued

400	Federal National Mortgage Association (FNMA), 7.000%(e)(h)*	$620

7,475	Federal National Mortgage Association (FNMA), 8.250%(e)(h)*	10,016

	Total Thrifts & Mortgage Finance	22,836

	TOTAL PREFERRED STOCKS (Cost — $488,183)	83,484

WARRANTS

WARRANTS — 0.1%

1,250	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20*(Cost — $0)	26,250

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $68,523,583)	53,227,581

FACE
AMOUNT

SHORT-TERM INVESTMENTS† — 11.6%
	U.S. Government Agency — 0.3%
$148,000	Federal National Mortgage Association (FNMA), Discount Notes, 0.380% due 1/25/10(h)(j)(k) (Cost — $147,711)	147,739
	U.S. Treasury Bills — 5.9%
3,000,000	U.S. Treasury Bills, 0.399% due 8/6/09(k) (Cost — $2,998,802)	2,998,802
	Repurchase Agreement — 5.4%
2,697,000	Morgan Stanley tri-party repurchase agreement dated 6/30/09, 0.030% due 7/1/09; Proceeds at maturity — $2,697,002; (Fully collateralized by U.S. government agency obligation, 2.625% due 3/19/12; Market value — $2,775,080) (Cost — $2,697,000)	2,697,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $5,843,513)	5,843,541

	TOTAL INVESTMENTS — 117.3% (Cost — $74,367,096#)	59,071,122

	Liabilities in Excess of Other Assets — (17.3)%	(8,730,542)

	TOTAL NET ASSETS — 100.0%	$50,340,580

*	Non-income producing security.

(a)	Security is currently in default.

(b)	Illiquid security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

(f)	Security has no maturity date. The date shown represents the next call date.

See Notes to Financial Statements.

18   Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report

   LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO

(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(h)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

(i)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(k)	Rate shown represents yield-to-maturity.

†	Under Statement of Financial Accounting Standards No. 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Financial Statements.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

GMAC — General Motors Acceptance Corp.

GSAMP — Goldman Sachs Alternative Mortgage Products

IO — Interest Only

   SCHEDULE OF WRITTEN OPTIONS

		EXPIRATION	STRIKE
CONTRACTS	SECURITY	DATE	PRICE	VALUE
4	Eurodollar Futures, Call	9/14/09	$97.63	$17,075

25	Eurodollar Futures, Put	3/15/10	98.38	13,125

	TOTAL WRITTEN OPTIONS (Premium Received — $25,355)			$30,200

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report   19

Statement of assets and liabilities (unaudited)
June 30, 2009

ASSETS:

Investments, at value (Cost — $74,367,096)	$59,071,122

Foreign currency, at value (Cost — $42,352)	45,739

Cash	1,481

Receivable for securities sold	1,398,358

Interest receivable	549,551

Premiums paid for open swaps	324,426

Unrealized appreciation on swaps	170,544

Receivable for Portfolio shares sold	97,657

Principal paydown receivable	30,617

Deposits with brokers for open futures contracts	19,722

Interest receivable for open swap contracts	2,018

Prepaid expenses	845

Total Assets	61,712,080

LIABILITIES:

Payable for securities purchased	11,013,828

Unrealized depreciation on swaps	198,023

Payable to broker — variation margin on open futures contracts	38,990

Written options, at value (premium received $25,355)	30,200

Investment management fee payable	25,894

Payable for Portfolio shares repurchased	13,260

Trustees’ fees payable	5,545

Interest payable for open swap contracts	116

Distribution fees payable	43

Accrued expenses	45,601

Total Liabilities	11,371,500

TOTAL NET ASSETS	$50,340,580

NET ASSETS:

Par value (Note 7)	$62

Paid-in capital in excess of par value	65,988,869

Undistributed net investment income	1,112,971

Accumulated net realized loss on investments, futures contracts, written options, swap contracts and foreign currency transactions	(1,476,454)

Net unrealized depreciation on investments, futures contracts, written options, swap contracts and foreign currencies	(15,284,868)

TOTAL NET ASSETS	$50,340,580

Shares Outstanding:

Class I	6,175,476

Class II	26,098

Net Asset Value:

Class I	$8.12

Class II	$8.12

See Notes to Financial Statements.

20   Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended June 30, 2009

INVESTMENT INCOME:

Interest	$1,397,366

Dividends	7,577

Total Investment Income	1,404,943

EXPENSES:

Investment management fee (Note 2)	157,693

Shareholder reports (Note 5)	42,702

Audit and tax	16,275

Legal fees	4,175

Insurance	2,014

Custody fees	1,778

Trustees’ fees	475

Distribution fees (Notes 2 and 5)	144

Transfer agent fees (Note 5)	27

Miscellaneous expenses	3,806

Total Expenses	229,089

Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(682)

Net Expenses	228,407

NET INVESTMENT INCOME	1,176,536

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, WRITTEN OPTIONS, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1, 3 AND 4):

Net Realized Gain (Loss) From:

Investment transactions	(838,891)

Futures contracts	(8,919)

Written options	184,545

Swap contracts	(123,574)

Foreign currency transactions	(2,824)

Net Realized Loss	(789,663)

Change in Net Unrealized Appreciation/Depreciation From:

Investments	3,557,548

Futures contracts	(577,028)

Written options	175,822

Swap contracts	220,329

Foreign currencies	3,488

Change in Net Unrealized Appreciation/Depreciation	3,380,159

NET GAIN ON INVESTMENTS, FUTURES CONTRACTS, WRITTEN OPTIONS, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS	2,590,496

INCREASE IN NET ASSETS FROM OPERATIONS	$3,767,032

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report   21

Statements of changes in net assets

FOR THE SIX MONTHS ENDED JUNE 30, 2009 (unaudited)
AND THE YEAR ENDED DECEMBER 31, 2008	2009	2008
OPERATIONS:

Net investment income	$1,176,536	$3,491,539

Net realized gain (loss)	(789,663)	425,037

Change in net unrealized appreciation/depreciation	3,380,159	(16,435,962)

Increase (Decrease) in Net Assets From Operations	3,767,032	(12,519,386)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):

Net investment income	—	(3,800,003)

Net realized gains	(503,843)	—

Decrease in Net Assets From Distributions to Shareholders	(503,843)	(3,800,003)

PORTFOLIO SHARE TRANSACTIONS (NOTE 7):

Net proceeds from sale of shares	2,382,659	2,927,218

Reinvestment of distributions	503,843	3,800,003

Cost of shares repurchased	(5,703,849)	(26,336,953)

Decrease in Net Assets From Portfolio Share Transactions	(2,817,347)	(19,609,732)

INCREASE (DECREASE) IN NET ASSETS	445,842	(35,929,121)

NET ASSETS:

Beginning of period	49,894,738	85,823,859

End of period*	$50,340,580	$49,894,738

* Includes undistributed and (overdistributed) net investment income, respectively, of:	$1,112,971	$(63,565)

See Notes to Financial Statements.

22   Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report

Financial highlights

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:

CLASS I SHARES	2009[1,2]	2008[2]	2007[2]	2006[2,3]	2005[2,3]	2004[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.59	$9.93	$10.24	$10.31	$10.88	$10.89

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.19	0.47	0.53	0.54	0.50	0.52

Net realized and unrealized gain (loss)	0.42	(2.20)	(0.33)	(0.02)	(0.23)	0.20

Total income (loss) from operations	0.61	(1.73)	0.20	0.52	0.27	0.72

LESS DISTRIBUTIONS FROM:

Net investment income	—	(0.61)	(0.51)	(0.58)	(0.53)	(0.53)

Net realized gains	(0.08)	—	—	(0.01)	(0.31)	(0.20)

Total distributions	(0.08)	(0.61)	(0.51)	(0.59)	(0.84)	(0.73)

NET ASSET VALUE, END OF PERIOD	$8.12	$7.59	$9.93	$10.24	$10.31	$10.88

Total return[4]	8.08%	(17.35)%	1.99%	5.03%	2.47%	6.65%

NET ASSETS, END OF PERIOD (000s)	$50,129	$49,894	$85,823	$97,968	$103,132	$102,739

RATIOS TO AVERAGE NET ASSETS:

Gross expenses	0.94%[5]	0.91%	0.83%	0.83%[6]	0.96%	0.98%

Net expenses[7]	0.94 [5]	0.91 [8,9]	0.83 [8]	0.83 [6,9]	0.96	0.98

Net investment income	4.85 [5]	5.15	5.12	5.13	4.58	4.76

PORTFOLIO TURNOVER RATE[10]	29%	24%	79%	209%	104%	70%

[1]	For the six months ended June 30, 2009 (unaudited).

[2]	Per share amounts have been calculated using the average shares method.

[3]	Represents a share of capital stock outstanding prior to April 30, 2007.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios both would have been 0.81%.

[7]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 1.00%.

[8]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate for the six months ended June 30, 2009 and the years ended December 31, 2008, 2007, 2006, 2005, and 2004 would have been 180%, 377%, 579%, 619%, 533%, and 441%, respectively.

See Notes to Financial Statements.

Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report   23

Financial highlights continued

   FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR
   ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:

CLASS II SHARES[1]	2009[2]	2008	2007[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$7.60	$9.93	$10.25

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.17	0.43	0.44

Net realized and unrealized gain (loss)	0.43	(2.21)	(0.29)

Total income (loss) from operations	0.60	(1.78)	0.15

LESS DISTRIBUTIONS FROM:

Net investment income	—	(0.55)	(0.47)

Net realized gains	(0.08)	—	—

Total distributions	(0.08)	(0.55)	(0.47)

NET ASSET VALUE, END OF PERIOD	$8.12	$7.60	$9.93

Total return[4]	7.94%	(17.81)%	1.48%

NET ASSETS, END OF PERIOD (000s)	$212	$0 [5]	$1

RATIOS TO AVERAGE NET ASSETS:

Gross expenses	2.25%[6]	4.81%	12.36%[6]

Net expenses[7,8]	1.25 [6]	1.25 [9]	1.25 [6,9]

Net investment income	4.65 [6]	4.76	4.74 [6]

PORTFOLIO TURNOVER RATE[10]	29%	24%	79%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2009 (unaudited).

[3]	For the period February 2, 2007 (inception date) to December 31, 2007.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Amount represents less than $1,000.

[6]	Annualized.

[7]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class II shares will not exceed 1.25%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[10]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate for the six months ended June 30, 2009 and the years ended December 31, 2008 and 2007 would have been 180%, 377% and 579%, respectively.

See Notes to Financial Statements.

24   Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report

Notes to financial statements (unaudited)

1.	Organization and significant accounting policies
Legg Mason Partners Variable Strategic Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through August 19, 2009, the issuance date of the financial statements.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report   25

Notes to financial statements (unaudited) continued

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

		OTHER SIGNIFICANT	SIGNIFICANT
		OBSERVABLE	UNOBSERVABLE
	QUOTED PRICES	INPUTS	INPUTS
	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Long-term investments:

Corporate bonds & notes	—	$19,599,896	—	$19,599,896

Asset-backed securities	—	2,385,320	$261,270	2,646,590

Collateralized mortgage obligations	—	8,710,450	—	8,710,450

Collateralized senior loan	—	185,303	—	185,303

Mortgage-backed securities	—	16,261,609	—	16,261,609

Sovereign bonds	—	1,564,092	—	1,564,092

U.S. government agency & obligations	—	3,499,573	—	3,499,573

U.S. treasury inflation protected securities	—	650,334	—	650,334

Preferred stocks	$22,836	60,648	—	83,484

Warrants	—	26,250	—	26,250

Total long-term investments	22,836	52,943,475	261,270	53,227,581

Short-term investments†	—	5,843,541	—	5,843,541

Total investments	$22,836	$58,787,016	$261,270	$59,071,122

Other financial instruments:

Futures contracts	$40,043	—	—	$40,043

Written options	(30,200)	—	—	(30,200)

Credit default swaps on credit indices – buy	—	$48,124	—	48,124

Credit default swaps on credit indices – sell	—	(75,603)	—	(75,603)

Total other financial instruments	9,843	(27,479)	—	(17,636)

Total investments	$32,679	$58,759,537	$261,270	$59,053,486

†	See Schedule of Investments for additional detailed categorizations.

26   Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report

Following is a reconciliation of investments in which significant unobservable inputs [Level 3] were used in determining fair value:

	CORPORATE	ASSET-
	BONDS AND	BACKED	COMMON
	NOTES	SECURITIES	STOCK	TOTAL
Balance as of December 31, 2008	$84,795	—	—	$84,795

Accrued premiums/discounts	3,533	$110	—	3,643

Realized gain (loss)[1]	—	481	$(65,741)	(65,260)

Change in unrealized appreciation (depreciation)[2]	12,747	(24,122)	65,741	54,366

Net purchases (sales)	—	(25,616)	—	(25,616)

Net transfers in and/or out of Level 3	(101,075)	310,417	—	209,342

Balance as of June 30, 2009	—	261,270	—	261,270

Net unrealized appreciation (depreciation) for investments in securities still held at June 30, 2009[2]	$(382,135)	$(311,388)	—	$(693,523)

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]	This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Futures contracts. The Portfolio may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Portfolio is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of

Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report   27

Notes to financial statements (unaudited) continued

trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Loan participation. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(e) Stripped securities. The Portfolio invests in ”Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IO’s.

(f) Written options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from

28   Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report

investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(g) Securities traded on a to-be-announced basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days after purchase. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Mortgage dollar rolls. The Portfolio may enter into dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Portfolio forgoes interest paid on the securities. The Portfolio maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report   29

Notes to financial statements (unaudited) continued

The Portfolio executes its mortgage dollar rolls entirely in TBA market, where the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Portfolio accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.

(i) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(j) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value or interest rate of inflation-indexed bonds will be adjusted downward, and

30   Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report

consequently the interest payable on these securities (calculated with respect to a smaller principal amount or lower interest rate) will be reduced. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of the U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(k) Swap agreements. The Portfolio may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Credit Default Swaps
The Portfolio may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Portfolio may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where a Portfolio has exposure to a sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Portfolio could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider

Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report   31

Notes to financial statements (unaudited) continued

credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are recognized as realized gain or loss at the time of receipt of payment on the Statement of Operations.

The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty). Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by a Portfolio are recorded in the Statement of Operations as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Portfolio’s custodian in compliance with the terms of the swap contracts.

32   Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report

Securities held as collateral for swap contracts are identified in the Portfolio of Investments and restricted cash, if any, is identified in the Statement of Assets and Liabilities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

As disclosed in the Fair Values of Derivatives — Balance Sheet table that follows each Portfolio’s summary of open swap contracts, the aggregate fair value of credit default swaps in a net liability position as of June 30, 2009 was $198,023. If a defined credit event had occurred as of June 30, 2009, the swaps’ credit-risk-related contingent features would have been triggered and the Portfolio would have been required to pay up to $3,075,262 less the value of the contracts’ related reference obligations.

(l) Credit and market risk. The Portfolio invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities which are collateralized by residential real estate mortgages and are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Portfolio’s policy is to

Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report   33

Notes to financial statements (unaudited) continued

generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(n) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(o) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each share class. Fees relating to a specific class are charged directly to that share class.

(p) Fees paid indirectly. The Portfolio’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Portfolio. If material, the amount is shown as a reduction of expenses in the Statement of Operations.

(q) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(r) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Portfolio’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

34   Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $1 billion	0.650%

Next $1 billion	0.625

Next $3 billion	0.600

Next $5 billion	0.575

Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset Limited a sub-advisory fee of 0.30% on the assets managed by Western Asset Limited.

During the six months ended June 30, 2009, the Portfolio’s Class I and II shares had voluntary expense limitations in place of 1.00% and 1.25% respectively, of their average daily net assets. These expense limitations can be terminated at any time.

During the six months ended June 30, 2009, LMPFA waived a portion of its fee in the amount of $682.

The manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Portfolio’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments
During the six months ended June 30, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and

Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report   35

Notes to financial statements (unaudited) continued

mortgage dollar rolls) and U.S. Government & Agency Obligations were as follows:

		U.S. GOVERNMENT &
	INVESTMENTS	AGENCY OBLIGATIONS
Purchases	$3,185,999	$93,832,887

Sales	6,813,777	99,389,356

At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$878,506

Gross unrealized depreciation	(16,174,480)

Net unrealized depreciation	$(15,295,974)

At June 30, 2009, the Portfolio had the following open futures contracts:

	NUMBER OF	EXPIRATION	BASIS	MARKET	UNREALIZED
	CONTRACTS	DATE	VALUE	VALUE	GAIN (LOSS)
Contracts to Buy:
Eurodollar	19	12/09	$4,690,111	$4,707,013	$16,902

Eurodollar	36	3/10	8,861,599	8,894,250	32,651

Eurodollar	7	6/10	1,714,907	1,722,963	8,056

U.S. Treasury 2-Year Notes	4	9/09	866,784	864,875	(1,909)

U.S. Treasury 5-Year Notes	11	9/09	1,264,432	1,261,906	(2,526)

U.S. Treasury 10-Year Notes	50	9/09	5,802,303	5,813,281	10,978

					64,152

Contracts to Sell:
Euro Bundes Obligationer	8	9/09	$1,334,554	$1,358,663	$(24,109)

Net unrealized gain on open futures contracts					$40,043

During the six months ended June 30, 2009, written option transactions for the Portfolio were as follows:

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED
Written options, outstanding December 31, 2008	152	$136,430

Options written	6,000,186	206,941

Options closed	(2,000,204)	(178,641)

Options expired	(4,000,105)	(139,375)

Written options, outstanding June 30, 2009	29	$25,355

At June 30, 2009, the Portfolio held TBA securities with a total cost of $9,641,281.

36   Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report

At June 30, 2009, the Portfolio had the following open swap contracts:

CREDIT DEFAULT SWAP ON CREDIT INDICES — SELL PROTECTION1

			PERIODIC
			PAYMENTS		UPFRONT
			RECEIVED		PREMIUMS	UNREALIZED
SWAP COUNTERPARTY	NOTIONAL	TERMINATION	BY THE	MARKET	PAID/	APPRECIATION/
(REFERENCE ENTITY)	AMOUNT[2]	DATE	PORTFOLIO‡	VALUE[3]	(RECEIVED)	(DEPRECIATION)
Barclay’s Capital Inc. (CDX)	$2,223,341	6/20/13	3.500% quarterly	$(87,268)	$(72,701)	$(14,567)

Credit Suisse First Boston Inc. (ABX.HE.AAA)	371,921	7/25/45	0.180% quarterly	(112,506)	(23,296)	(89,210)

Credit Suisse First Boston Inc. (CMBX)	280,000	8/17/50	0.080% monthly	(69,636)	(91,950)	22,314 *

JPMorgan Securities Inc. (CMBX)	200,000	3/22/45	0.100% monthly	25,800	19,940	5,860 *

Net unrealized depreciation on sales of credit default swaps on credit indices						$(75,603)

CREDIT DEFAULT SWAP ON CREDIT INDICES — BUY PROTECTION4

			PERIODIC		UPFRONT
			PAYMENTS		PREMIUMS	UNREALIZED
SWAP COUNTERPARTY	NOTIONAL	TERMINATION	MADE BY THE	MARKET	PAID/	APPRECIATION/
(REFERENCE ENTITY)	AMOUNT[2]	DATE	PORTFOLIO‡	VALUE[3]	(RECEIVED)	(DEPRECIATION)
Credit Suisse First Boston Inc. (CMBX)	$300,000	3/22/47	0.960% monthly	$206,190	$63,820	$142,370	*

Credit Suisse First Boston Inc. (CMBX)	280,000	8/17/50	0.080% monthly	69,636	92,686	(23,050	)*

Credit Suisse First Boston Inc. (CMBX)	280,000	3/22/47	0.350% monthly	74,956	93,839	(18,883	)*

Credit Suisse First Boston Inc. (CMBX)	680,000	8/17/50	0.350% monthly	182,036	228,089	(46,053	)*

Credit Suisse First Boston Inc. (CMBX)	60,000	3/22/45	0.100% monthly	7,740	14,000	(6,260	)*

Net unrealized appreciation on buys of credit default swaps on credit indices						$48,124

[1]	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net

Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report   37

Notes to financial statements (unaudited) continued

settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
‡	Percentage shown is an annual percentage rate.
*	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

4.	Derivative instruments and hedging activities
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2009

ASSET DERIVATIVES
			OTHER
	INTEREST RATE	CREDIT	CONTRACTS
	CONTRACTS RISK[1]	CONTRACTS RISK[2]	RISK[2]	TOTAL
Futures contracts[3]	$68,587	—	—	$68,587

Swap contracts	—	$170,544	—	170,544

Total	$68,587	$170,544	—	$239,131

[1]	Balance sheet location: Receivables, Net Assets — Unrealized appreciation (depreciation)

[2]	Balance sheet location: Receivables

[3]	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

LIABILITY DERIVATIVES
			OTHER
	INTEREST RATE	CREDIT	CONTRACTS
	CONTRACTS RISK[1]	CONTRACTS RISK[2]	RISK[2]	TOTAL
Written options	$30,200	—	—	$30,200

Futures contracts[3]	28,544	—	—	28,544

Swap contracts	—	$198,023	—	198,023

Total	$58,744	$198,023	—	$256,767

[1]	Balance sheet location: Payables, Net Assets—Unrealized appreciation (depreciation)

[2]	Balance sheet location: Payables

[3]	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2009. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in

38   Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report

unrealized appreciation/(depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED
	INTEREST RATE	CREDIT	OTHER
	CONTRACTS	CONTRACTS	CONTRACTS
	RISK	RISK	RISK	TOTAL
Written options	$184,545	—	—	$184,545

Futures contracts	(8,919)	—	—	(8,919)

Swap contracts	(132,551)	$8,977	—	(123,574)

Total	$43,075	$8,977	—	$52,052

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED
	INTEREST RATE	CREDIT	OTHER
	CONTRACTS	CONTRACTS	CONTRACTS
	RISK	RISK	RISK	TOTAL
Written options	$175,822	—	—	$175,822

Futures contracts	(577,028)	—	—	(577,028)

Swap contracts	181,104	$39,225	—	220,329

Total	$(220,102)	$39,225	—	$(180,877)

5.	Class specific expenses, waivers and/or reimbursements
The Portfolio has adopted a Rule 12b-1 distribution plan and under that plan the Portfolio pays a distribution fee with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets.

For the six months ended June 30, 2009, class specific expenses were as follows:

	DISTRIBUTION	TRANSFER AGENT	SHAREHOLDER REPORTS
	FEES	FEES	EXPENSES
Class I	—	$18	$42,009

Class II	$144	9	693

Total	$144	$27	$42,702

For the six months ended June 30, 2009, class specific waivers and/or reimbursements were as follows:

WAIVERS/
REIMBURSEMENTS
Class I	—

Class II	$682

Total	$682

Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report   39

Notes to financial statements (unaudited) continued

6.	Distributions to shareholders by class

	SIX MONTHS ENDED	YEAR ENDED
	JUNE 30, 2009	DECEMBER 31, 2008
Net Investment Income:
Class I	—	$3,799,976

Class II	—	27

Total	—	$3,800,003

Net Realized Gains:
Class I	$501,721	—

Class II	2,122	—

Total	$503,843	—

7.	Shares of Beneficial Interest
At June 30, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including these specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED		YEAR ENDED
	JUNE 30, 2009		DECEMBER 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold	282,092	$2,184,299	309,521	$2,927,218

Shares issued on reinvestment	62,872	501,721	503,746	3,799,975

Shares repurchased	(743,225)	(5,695,807)	(2,884,186)	(26,336,945)

Net decrease	(398,261)	$(3,009,787)	(2,070,919)	$(19,609,752)

Class II
Shares sold	26,784	$198,360	—	—

Shares issued on reinvestment	266	2,122	4	$28

Shares repurchased	(1,005)	(8,042)	(1)	(8)

Net increase	26,045	$192,440	3	$20

8.	Legal matters
Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Portfolio, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the

40   Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report

Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Portfolio was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on

Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report   41

Notes to financial statements (unaudited) continued

March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the U.S. Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

9. Other matters
On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset / CitiSM New York Tax Free Reserves (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary

42   Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report

duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on February 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Legg Mason Partners Variable Strategic Bond Portfolio 2009 Semi-Annual Report   43

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Legg Mason Partners
Variable Strategic Bond
Portfolio

Trustees

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
  Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadvisers

Western Asset Management
Company

Western Asset Management
Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust
Company

Transfer agent

Boston Financial Data Services, Inc.
2 Heritage Drive
Quincy, Massachusetts 02171

Independent registered public
accounting firm

KPMG LLP
345 Park Avenue
New York, New York 10154

Legg Mason Partners Variable Strategic Bond Portfolio
The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland business trust.

LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO
Legg Mason Funds
55 Water Street
New York, New York 10041

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Portfolio, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, on the Portfolio’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Variable Strategic Bond Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless proceeded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC
Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010091 8/09 SR09-885

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Variable Income Trust

By:	/s/ R. Jay Gerken (R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Income Trust
Date: August 27, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken (R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Income Trust
Date: August 27, 2009

By:	/s/ Frances M. Guggino (Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Variable Income Trust
Date: August 27, 2009